Property and Equipment	3 Months Ended	12 Months Ended
	Nov. 30, 2020	Aug. 31, 2020
Property, Plant and Equipment [Abstract]
NOTE 3 - Property and Equipment

NOTE 3 – Property and Equipment

Property and equipment consists of the following:

	November 30,	August 31,
	2020	2020
Computers, office equipment and software	$14,800	$23,709
Furniture and fixtures	27,726	12,634
Product development and manufacturing equipment	113,820	113,820
In-process equipment	1,292,655	1,292,655
Total property and equipment	1,449,001	1,442,818
Accumulated depreciation	(88,498)	(93,323)
Property and equipment, net	$1,360,503	$1,349,495

During the three months ended November 30, 2020 and 2019, the company purchased $27,726 and $5,031 of property and equipment, respectively. During the three months ended November 30, 2020 and 2019, the Company recognized depreciation expense of $5,782 and $6,684, respectively.

As a result of the closure of the Vestal New York office, during the three months ended November 30, 2020, the Company disposed of office equipment, computers and furniture with an historical cost totaling $21,543 and net book value of 10,936. The Company received $2,161 of proceeds from the sale of the assets resulting in a loss of $8,775.

NOTE 3 – Equipment

Equipment consists of the following:

	August 31,
	2020	2019
Computers, office equipment and software	$23,709	$18,678
Furniture and fixtures	12,634	12,634
Product development and manufacturing equipment	113,820	113,820
In-process equipment	1,292,655	1,292,655
Total equipment	1,442,818	1,437,787
Accumulated depreciation	(93,323)	(68,858)
Equipment, net	$1,349,495	$1,368,929

 During the years ended August 31, 2020 and 2019, the Company purchased $5,031 and $1,347,664, respectively, of equipment. During the years ended August 31, 2020 and 2019, the Company recognized depreciation expense of $24,465 and $18,349, respectively.

During the year ended August 31, 2019, the Company made payments for in-process equipment totaling $1,292,655 towards the purchase of manufacturing equipment with an estimated total cost of $1,803,000. That in-process equipment will provide a significant increase in our ability to develop and showcase prototype products and components at or near “commercial size.” The remaining $510,345 will be paid upon the completion of the equipment once the final specifications have been determined pending optimization of the Company’s product iteration specific to this equipment.